Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate

Mortgage Loans Receivable (1)	Description	Location	Interest Rate	Final Maturity Date	Periodic Payment Terms (2)	Prior Liens	Outstanding Face Amount of Mortgages	Carrying Amount of Mortgages (3)
Cracker Barrel Notes	Retail	(4)	9.84%	8/1/2020	P & I	None	$38,969	$41,529
KFC Notes	Retail	(5)	10.47%	10/1/2020	P & I	None	18,179	19,912
O’Reilly Notes	Retail	(6)	8.60-9.35%	1/1/2021	P & I	None	10,889	11,997
							$68,037	$73,438
(1) No individual mortgage loan exceeds three percent of the total of the carrying amount for all mortgage loans.
(2) P & I = Principal and interest payments.
(3) The aggregate cost for federal income tax purposes is $83.9 million.
(4) The Cracker Barrel Notes are secured by 23 restaurant properties located in 16 states.
(5) The KFC Notes are secured by 20 restaurant properties located in nine states.
(6) The O’Reilly Notes are secured by 26 commercial retail properties located in two states.
The following shows changes in the carrying amounts of mortgage loans receivable during the period (in thousands):

	2012	2011	2010
Balance, beginning of period	$76,745	$79,778	$82,500
Additions:
New mortgage loans	—	—	—
Premium on new mortgage loans and capitalized loan costs	—	—	—
Acquisition costs related to investment in mortgage notes receivable	—	—	—
Deductions:
Collections of principal	(2,585)	(2,328)	(2,035)
Amortization of premium and capitalized loan costs	(722)	(705)	(687)
Balance, end of period	$73,438	$76,745	$79,778